Business Description and Basis of Presentation	9 Months Ended
Sep. 30, 2023
Business Description and Basis of Presentation [Abstract]
Business Description and Basis of Presentation

Note 1. Business Description and Basis of Presentation

 Stratasys Ltd. (collectively with its subsidiaries, the “Company” or “Stratasys”) is a global leader in connected, polymer-based 3D printing solutions, across the entire manufacturing value chain. The Company leverages its competitive advantages, which include a broad set of best-in-class 3D printing platforms, software, a materials and technology partner ecosystem, innovative leadership, and global GTM infrastructure, in order to position itself to capture share in a significant and growing global marketplace, with a focus on manufacturing, which the Company views as having the largest and fastest growing total addressable market. The Company’s approximately 2,400 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, fashion and education. Stratasys’ products and comprehensive solutions improve product quality, development time, cost, time-to-market and patient care. The Company’s 3D ecosystem of solutions and expertise includes 3D printers, materials, software, expert services, and on-demand parts production.
The condensed consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.
The Company’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which require the Company to make estimates based on assumptions about current and, for some estimates, future economic and market conditions which affect reported amounts and related disclosures in its financial statements. Although the Company’s current estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from the Company’s expectations, which could materially affect its results of operations and financial position.
In particular, a number of estimates have been and will continue to be affected by global events and other longer-term macroeconomic conditions, most prominently, the extent and speed at which inflation subsides, whether interest rate hikes continue, tighter credit markets and whether capital markets and global supply chains fully recover. As a result, the accounting estimates and assumptions may change over time. Such changes could have an additional impact on the Company’s long-lived asset and intangible asset valuation; and the allowance for expected credit losses. These consolidated financial statements reflect the financial statement effects based upon management’s estimates and assumptions utilizing the most currently available information.

The results of operations for the three and nine months periods ended September 30, 2023 are not necessarily indicative of results that could be expected for the entire fiscal year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. The reader is referred to the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2022, filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 3, 2023 as part of the Company’s Annual Report on Form 20-F for such year.